Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0000092108
Registrant Name	SOUTHERN CALIFORNIA GAS CO
Registration File Number	333-295219
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES